Leases - Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ 24,451	$ 28,451
Lease Liabilities
Current	8,605	8,911
Non-current	17,318	23,387
Total lease liabilities	25,923	32,298	$ 32,051
Production facilities and machinery [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	20,935	24,201
Buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	$ 3,516	$ 4,250